Retirement Plans (Details 5) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Defined benefit pension plan cost [Member]
Net actuarial loss:
Reclassified to earnings from equity	$ (51)
Losses in current year	93
Net actuarial loss, pretax	$ 42